Trade and other receivables, net - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Available for Sale Assets Explanatory [Abstract]
Beginning balance	$ 32,022		$ 32,102		$ 32,184
Provision for other receivable, note 26	4		25		1,334
Provision for trade receivables, note 24	126		0		18
Provision of the period	130		25		1,352
Write off of the period			(162)		(410)
Exchange difference	(307)		57		(173)
Reversals of the period, note 26			0		(45)
Other minor			0		(806)
Final balance	31,845		32,022		32,102
Trade receivables	22,128	[1]	22,016	[1]	22,013
Other receivables	$ 9,717		$ 10,006		$ 10,089

[1]	(f)Below is presented the movement in the allowance for expected credit losses: